Average Annual Total Returns - A C I Shares - JPMorgan Small Cap Sustainable Leaders Fund	Class A Past 1 Year	Class A Past 5 Years	Class A Past 10 Years	Class A Return After Taxes on Distributions Past 1 Year	Class A Return After Taxes on Distributions Past 5 Years	Class A Return After Taxes on Distributions Past 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	Class C Past 1 Year	Class C Past 5 Years	Class C Past 10 Years	Class I Past 1 Year	Class I Past 5 Years	Class I Past 10 Years	RUSSELL 2000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	RUSSELL 2000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	RUSSELL 2000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	7.45%	10.01%	10.55%	7.29%	8.42%	8.96%	4.52%	7.62%	8.25%	11.84%	10.70%	10.89%	13.68%	11.49%	11.29%	19.96%	13.26%	11.20%